Intangible assets - Goodwill (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main Assumptions [Abstract]
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual		8.30%	8.00%	7.50%
Discount rate	[2]	14.60%	15.20%	15.20%

[1]	The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 20.42% (2016 - 20.23% and 2015 - 20.11%).